UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2005 through June 30, 2006




                       ABBREVIATIONS USED IN THIS REPORT

AGR            AGREEMENT                INDEP        INDEPENDENCE
BD             BOARD                    INDUS        INDUSTRY
CERT           CERTIFICATE              INT          INTERNATIONAL
CHAR           CHAIRMAN                 MED          MEDICINES
COMM           COMMITTEE                MGMT         MANAGEMENT
CO             COMPANY                  MODI         MODIFIED
COMP           COMPENSATION             MTG          MEETING
CONT           CONTRIBUTION             NONEMP       NON-EMPLOYEE
CORP           CORPORATION              OPT          STOCK OPTIONS
DECLS          DECLASSIFY               PERF         PERFORMANCE
DEFER          DEFERRED                 PL           PLAN
DSHIPS         DIRECTORSHIPS            POL          POLITICAL
ECON           ECONOMIC                 PUR          PURCHASE
EMP            EMPLOYEE                 REP          REPORT
EXEC           EXECUTIVE                REV          REVENUES
EXP            COSTS                    SHAR         SHAREHOLDER
GOVT           GOVERNMENT               STD          STANDARDS
INC            INCORPORATED             SKT          STOCK
INCENT         INCENTIVE                SUST         SUSTAINABILITY






PROXY VOTING FROM 6/30/05 TO 6/30/06


Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Sigmatel, Inc		04/26	Directors		CO	For	For
SGTL	82661W107

Marine Products		04/25	Directors		CO	For	For
MPX	568427108

Valassis Communications	04/09	Directors               CO      For     For
VCI     918866104       04/09   IRS-Bonus Plan          CO      For     For
                        04/09   Auditors                CO      For     For

Deluxe Corporation	04/26	Directors               CO      For     For
DLX     248019101       04/26   Auditors                CO      For     For

Tempur-Pedic Int'l	04/28	Directors               CO      For     For
TPX     88023U101       04/28   Auditors                CO      For     For

Advance America Cash Adv05/18	Directors               CO      For     For
AEA   	00739W107       05/18   Auditors                CO      For     For

4Kids Entertainment	05/25	Directors               CO      For     For
KDE     350865101       05/25   Ratify Auditors         CO      For     For
                        05/25   LT Comp Plan            CO      For     For

Leadis Technology, Inc	06/09	Directors               CO      For     For
LDIS    52171N103       06/09   Accounting Firm         CO      For     For

Amerigroup Corporation	05/10	Directors               CO      For     For
AGP	03073T102       05/10   Auditors                CO      For     For

NU SKIN Enterprises, Inc05/25	Directors               CO      For     For
NUS     67018T105       05/25   2006 Stock Incent Plan  CO      For     For
                        05/25   2006 Sr. Exec Incent Pl CO      For     For
			05/25   Ratify Auditors         CO      For     For

DTS, Inc.		05/18	Directors               CO      For     For
DTSI    23335C101       05/18   Auditors                CO      For     For

RSA Security Inc	05/25	Directors               CO      For     For
RSAS    749719100       05/25   Auditors                CO      For     For

Plantronics, Inc.	07/26	Directors               CO      For     For
PLT     727493108       07/26   2003 Stock Incent Plan  CO      For     For
                        07/26   2002 Stock Purch Plan	CO      For     For
			07/26	Performance Bonus Plan	CO	For	For
			07/26   Ratify Auditors         CO      For     For






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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/14/06